BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2023	Dec. 31, 2022
Common stock, par value (per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized	50,000,000	50,000,000
Common stock subject to possible redemption
Common stock subject to possible redemption, par value (per share)	$ 0.0001	$ 0.0001
Common stock subject to possible redemption, outstanding (in shares)	1,582,797	11,500,000
Common stock subject to possible redemption, redemption value (per share)	$ 10.71	$ 10.24
Common stock, shares issued	3,336,500	3,336,500
Common stock, shares outstanding	3,336,500	3,336,500
Non-redeemable common stock
Common stock, shares issued	3,336,500	3,336,500
Common stock, shares outstanding	3,336,500	3,336,500